As filed with the Securities and Exchange Commission on November 28, 2006


                                            1933 Act Registration No. 333-133691
                                             1940 Act Registration No. 811-21897

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Pre-Effective Amendment No. 3                                          [X]

Post-Effective Amendment No.                                           [ ]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

Amendment No. 3                                                        [X]



                                The Roxbury Funds
               (Exact name of registrant as specified in Charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
              (Address of Principal Executive Offices and Zip Code)

                                 (310) 917-5600
              (Registrant's Telephone Number, including Area Code)

                                  Michael Kromm
                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
                     (Name and Address of Agent for Service)

                                    Copy to:

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                     Philadelphia, Pennsylvania, 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A of The Roxbury Funds is being filed solely to make the undertaking in Item 30 of Part C of the Registration Statement. Parts A and B are incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the Commission on October 24, 2006.

                                     PART C
Item 23. EXHIBITS.

     (a)(1) Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant's Registration Statement on Form N-1A as filed on May 1, 2006.

     (a)(2) Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Registration Statement on Form N-1A as filed on May 1, 2006.

     (b) By-laws are incorporated herein by reference to Exhibit (b) of the Registrant's Registration Statement on Form N-1A as filed on May 1, 2006.

     (c) Article 3 and Article 7 of Agreement and Declaration of Trust which is incorporated by reference to Item 23(a)(2) hereof;
              Article 3, Article 8 and Article 9 of By-laws which are incorporated by reference to Item 23(b) hereof.

     (d)(1) Form of Investment Advisory Agreement between the Registrant, on behalf of the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund, and Roxbury Capital Management, LLC is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

     (d)(2) Form of Expense Limitation Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

     (e) Form of Underwriting Agreement between the Registrant and Professional Funds Distributor, LLC is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

     (f)      None

     (g)(1) Form of Custodian Services Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

        (2) Form of Custodian Services Fees letter is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

     (h)(1) Form of Transfer Agency Agreement between the Registrant and PFPC Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

     (h)(2) Form of Administration and Accounting Services Agreement between the Registrant and PFPC Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

     (h)(3) Shareholder Service Plan is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

     (h)(4) Form of Shareholder Servicing Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.


     (i) Opinion of Drinker Biddle & Reath LLP with respect to validity of shares is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A as filed on October 24, 2006.



     (j)      None


     (k)      None

     (l) Form of Share Purchase Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

     (m)      None

     (n) Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

     (p)(1) Code of Ethics for the Registrant is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

     (p)(2) Code of Ethics for Roxbury Capital Management, LLC is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

     Not applicable.

Item 25. INDEMNIFICATION.

Article 9 of the Agreement and Declaration of Trust provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit
(a)(2) hereof.

The Trust is party to an investment advisory agreement with Roxbury Capital Management, LLC (the "Adviser"). Section 8 of the investment advisory agreement provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement, the Adviser shall not be subject to liability to the Trust or a Fund, any Portfolio of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust or a Fund.

The Trust is party to an underwriting agreement with Professional Funds Distributor, LLC (the "Distributor"). Section 9 of the underwriting agreement provides that the Trust will indemnify and hold harmless the Distributor and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, reasonable attorneys' fees and disbursements and liabilities arising under the federal securities laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which the Distributor takes in connection with the provision of services to the Trust. Notwithstanding the foregoing, neither the Distributor, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by the Distributor's or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the underwriting agreement or any material breach by the Distributor of the underwriting agreement or any other agreement between the Distributor and the Trust. The Trust also agrees to indemnify and hold harmless the Distributor, its officers, directors, and employees, and any person who controls the Distributor within the meaning of
Section 15 of the Securities Act of 1933 (the "1933 Act"), free and harmless (a) from and against any and all claims, costs, expenses (including reasonable attorneys' fees) losses, damages, charges, payments and liabilities of any sort or kind which the Distributor, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Trust's Registration Statement, Prospectus, Statement of Additional Information, or sales literature (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Trust's Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Trust by the Distributor or its affiliated persons for use in the Trust's Registration Statement, Prospectus, or Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which the Trust, its officers and trustees, or such controlling person, may incur in connection with the underwriting agreement or the Distributor's performance thereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of the Distributor's willful misfeasance, bad faith or gross negligence in the performance of the Distributor's duties under the underwriting agreement. The Trust acknowledges and agrees that in the event that the Distributor, at the request of the Trust, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling shares of the Trust or servicing agent servicing the shareholders of the Trust and such broker-dealer or servicing agent shall make a claim for indemnification against the Distributor, the Distributor shall make a similar claim for indemnification against the Trust.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Roxbury Capital Management, LLC ("Roxbury")

     The only employment of a substantial nature of each of Roxbury's directors and officers is with Roxbury.

Item 27.  PRINCIPAL UNDERWRITER.

     (a) Professional Funds Distributor, LLC (the "Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. As of June 15, 2006, the Distributor acted as principal underwriter for the following investment companies:

                   Allegiant Funds
                   Allegiant Advantage Fund
                   The Roxbury Funds
                   WT Mutual Fund

     (b) The following is a list of the directors and executive officers of the Distributor:


     Philip H. Rinnander                President and Owner
     Barbara A. Rice                    Vice President
     Thomas L. Schwegel                 Vice President
     Jennifer DiValerio                 Vice President

     (c)      Not applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS.

     (1) PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as custodian).

     (2) Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its functions as distributor).

     (3) PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrator and accounting agent).

     (4) PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its function as transfer agent and dividend disbursing agent).

     (5) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Agreement and Declaration of Trust, By-laws and minute books).

     (6) Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401 (records relating to its functions as investment adviser).

Item 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Part A or Part B.

Item 30. UNDERTAKINGS.


Registrant undertakes to file a post-effective amendment to its Registration Statement on Form N-1A that includes financial statements of the Roxbury Mid-Cap Fund and Roxbury Small-Cap Growth Fund of WT Mutual Fund, the predecessors through reorganization to Registrant's Roxbury Mid-Cap Fund and Roxbury Small-Cap Growth Fund, prior to any public offering of Registrant's securities.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 3 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Santa Monica, and State of California, on the 28th day of November, 2006.


                                        THE ROXBURY FUNDS

                                        By: /s/ Brian C. Beh
                                            ________________
                                        Name:  Brian C. Beh
                                        Title: Trustee and President


     Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment No. 3 to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated below on the date indicated.



SIGNATURE                                   TITLE                               DATE
_________                                   _____                               ____

*Kenneth Gudorf                             Trustee and Chairman of the         November 28, 2006
___________________________________

Kenneth Gudorf                              Board


*John Otterlei                              Trustee                             November 28, 2006
___________________________________

John Otterlei


/s/ Brian C. Beh                            Trustee and President               November 28, 2006
___________________________________

Brian C. Beh


/s/ Michael Kromm                             Treasurer                         November 28, 2006
___________________________________

Michael Kromm



*By:    /s/ Brian C. Beh
        Brian C. Beh
        Attorney-In-Fact (pursuant to Power of Attorney)